Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($)
Investments, Debt and Equity Securities [Abstract]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 671,800,000
Securities exceeding 10% of Shareholders' Equity	0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Securities sold under agreements to repurchase	0	0
Open reverse repurchase commitments	$ 0	0
Securities with credit ratings downgraded | security	29
Value of securities with credit rating downgraded	$ 447,900,000
Unrealized loss on securities with credit downgraded	59,000,000
Allowance for credit losses, securities	0	0
Credit loss allowance balance, available-for-sale securities	0	0
Write off of accrued income	$ 0	$ 0
Recovery of Impairment, Other Assets, Number of Positions | security	3
Percent change in investment income	50.00%	46.00%
Percent change in book yield	29.00%	26.00%